CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Other revenue and services	₫ 992,800	$ 39,500,000	₫ 1,052,900	₫ 1,005,400
Revenues	90,178,628	3,589,770,630	44,019,015	27,883,821
Related party
Revenues	₫ 24,373,900	$ 970,300,000	₫ 13,482,800	₫ 19,305,400